Share-Based Compensation - Summary of Movement in Share Options (Detail) - Sharesave Schemes [member] pure in Thousands	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding beginning balance	27,201	28,916	24,762
Number of options granted		3,916	17,296
Number of options exercised	(334)	(1,918)	(338)
Number of options forfeited/expired	(2,618)	(3,713)	(12,804)
Number of options transferred to SEIL	(24,249)
Number of options outstanding ending balance		27,201	28,916
Number of options exercisable	10,370	5,200	2,334
Weighted average exercise price outstanding beginning balance	£ 3.12	£ 3.08	£ 3.53
Weighted average exercise price granted		4.02	4.91
Weighted average exercise price exercised	3.47	3.77	3.67
Weighted average exercise price forfeited/expired	3.83	3.40	3.51
Weighted average exercise price transferred to SEIL	3.04
Weighted average exercise price outstanding ending balance		3.12	3.08
Weighted average exercise price exercisable ending balance	£ 2.81	£ 3.17	£ 4.30